Accounts receivable and other receivables - Summary of Disaggregates the Company's Accounts Receivables and Long-Term Receivables (Detail) - USD ($) $ in Thousands	Mar. 25, 2023	Mar. 26, 2022
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	$ 9,192	$ 9,598
Other receivables	5,439	5,247
Accounts receivable and other receivable non current net	14,631	14,845
Current
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	7,400	8,332
Other receivables	4,630	3,973
Accounts receivable and other receivable non current net	12,030	12,305
1 -30 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	545	211
Other receivables	106	0
Accounts receivable and other receivable non current net	651	211
31 -60 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	129	6
Other receivables	228	119
Accounts receivable and other receivable non current net	357	125
61 -90 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	161	46
Other receivables	55	34
Accounts receivable and other receivable non current net	216	80
Greater than 90 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	957	1,003
Other receivables	420	1,121
Accounts receivable and other receivable non current net	$ 1,377	$ 2,124